Note 7 - Net Foreign Exchange Loss - Sensitivity Analysis (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Foreign exchange gains	$ (3,129)	$ (257)	$ (9,282)	$ (2,334)
Foreign exchange losses	$ (3,129)	$ (257)	(9,282)	$ (2,334)
Currency risk, strengthening by 45 percent [member]
Statement Line Items [Line Items]
Financial assets			6,629
Foreign exchange gains			2,980
Foreign exchange losses			2,980
Currency risk, weakening by 45 percent [member]
Statement Line Items [Line Items]
Financial assets			2,514
Foreign exchange gains			(1,135)
Foreign exchange losses			(1,135)
Cash and cash equivalents 1 [member] | Currency risk, strengthening by 45 percent [member]
Statement Line Items [Line Items]
Financial assets			307
Cash and cash equivalents 1 [member] | Currency risk, weakening by 45 percent [member]
Statement Line Items [Line Items]
Financial assets			115
Trade and other receivables [member] | Currency risk, strengthening by 45 percent [member]
Statement Line Items [Line Items]
Financial assets			6,973
Trade and other receivables [member] | Currency risk, weakening by 45 percent [member]
Statement Line Items [Line Items]
Financial assets			2,645
Trade and other payables [member] | Currency risk, strengthening by 45 percent [member]
Statement Line Items [Line Items]
Financial liabilities			(651)
Trade and other payables [member] | Currency risk, weakening by 45 percent [member]
Statement Line Items [Line Items]
Financial liabilities			$ (246)